SCHEDULE OF SUMMARIZES STOCK WARRANT (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Equity [Abstract]
Outstanding, Beginning balance | shares
Weighted-Average Exercise Price Per Share | $ / shares
Granted | shares	10,380
Weighted-Average Exercise Price Per Share. Granted | $ / shares
Exercised | shares
Weighted-Average Exercise Price Per Share. Exercised | $ / shares
Forfeited | shares
Weighted-Average Exercise Price Per Share. Forfeited | $ / shares
Expired | shares
Weighted-Average Exercise Price Per Share. Expired | $ / shares
Outstanding, Ending balance | shares	10,380
Weighted-Average Exercise Price Per Share | $ / shares	$ 6.25
Exercisable, Ending balance | shares	10,380
Weighted-Average Exercise Price Per Share | $ / shares	$ 6.25